Stern Brothers [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stern Brothers | FEDFUND | Stern Brothers Shares
Prospectus [Line Items]
Annual Return [Percent]	4.20%	5.17%	5.01%